Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 1.0%
Media 0.6%
John Wiley & Sons, Inc., Class A	85,311	4,454,087
Wireless Telecommunication Services 0.4%
Telephone and Data Systems, Inc.	163,060	3,179,670
Total Communication Services		7,633,757
Consumer Discretionary 8.7%
Auto Components 0.6%
Standard Motor Products, Inc.	102,380	4,475,030
Automobiles 1.2%
Harley-Davidson, Inc.	129,770	4,750,879
Winnebago Industries, Inc.	58,891	4,266,653
Total		9,017,532
Hotels, Restaurants & Leisure 1.7%
Cracker Barrel Old Country Store, Inc.	26,395	3,691,077
El Pollo Loco Holdings, Inc.(a)	150,710	2,546,999
Papa John’s International, Inc.	9,894	1,256,439
Six Flags Entertainment Corp.(a)	122,171	5,192,267
Total		12,686,782
Household Durables 1.8%
Taylor Morrison Home Corp., Class A(a)	161,767	4,170,353
Tri Pointe Homes, Inc.(a)	273,000	5,738,460
Universal Electronics, Inc.(a)	64,770	3,189,923
Total		13,098,736
Internet & Direct Marketing Retail 0.3%
Quotient Technology, Inc.(a)	352,029	2,048,809
Specialty Retail 1.7%
Designer Brands, Inc.(a)	339,426	4,728,204
Group 1 Automotive, Inc.	22,615	4,248,906
Urban Outfitters, Inc.(a)	101,128	3,002,491
Total		11,979,601
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.4%
Gildan Activewear, Inc.	87,541	3,196,122
Oxford Industries, Inc.	56,683	5,111,106
Under Armour, Inc., Class A(a)	92,560	1,867,861
Total		10,175,089
Total Consumer Discretionary		63,481,579
Consumer Staples 7.2%
Food Products 3.3%
Cal-Maine Foods, Inc.	102,095	3,691,755
Hain Celestial Group, Inc. (The)(a)	337,116	14,421,822
Landec Corp.(a)	33,413	308,068
TreeHouse Foods, Inc.(a)	132,967	5,302,724
Total		23,724,369
Household Products 1.0%
Central Garden & Pet Co., Class A(a)	75,215	3,234,245
Spectrum Brands Holdings, Inc.	45,951	4,396,132
Total		7,630,377
Personal Products 2.9%
Coty, Inc., Class A(a)	2,020,178	15,878,599
Edgewell Personal Care Co.	91,930	3,337,059
Inter Parfums, Inc.	29,324	2,192,556
Total		21,408,214
Total Consumer Staples		52,762,960
Energy 3.5%
Energy Equipment & Services 1.4%
Dril-Quip, Inc.(a)	213,872	5,385,297
Expro Group Holdings NV(a)	630,965	1,855,037
Helmerich & Payne, Inc.	80,443	2,204,943
NexTier Oilfield Solutions, Inc.(a)	144,683	665,542
Total		10,110,819
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.1%
Earthstone Energy, Inc., Class A(a)	149,725	1,377,470
Matador Resources Co.	200,254	7,617,662
PDC Energy, Inc.	92,990	4,406,796
Range Resources Corp.(a)	92,130	2,084,902
Total		15,486,830
Total Energy		25,597,649
Financials 18.9%
Banks 15.4%
Ameris Bancorp	77,675	4,029,779
Atlantic Union Bankshares Corp.	81,480	3,002,538
Banc of California, Inc.	219,375	4,056,244
Berkshire Hills Bancorp, Inc.	141,830	3,826,573
Community Bank System, Inc.	46,101	3,154,230
ConnectOne Bancorp, Inc.	168,301	5,050,713
Dime Community Bancshares, Inc.	126,429	4,129,171
Eastern Bankshares, Inc.	32,257	654,817
Enterprise Financial Services Corp.	124,964	5,658,370
First BanCorp	75,910	3,264,889
First Bancshares, Inc. (The)	66,960	2,596,709
First Busey Corp.	86,824	2,138,475
First Merchants Corp.	77,306	3,234,483
Glacier Bancorp, Inc.	66,247	3,666,772
Investors Bancorp, Inc.	85,892	1,297,828
Lakeland Financial Corp.	52,338	3,728,559
National Bank Holdings Corp., Class A	129,412	5,238,598
Pacific Premier Bancorp, Inc.	170,488	7,065,023
Pinnacle Financial Partners, Inc.	45,037	4,237,081
Renasant Corp.	59,399	2,141,334
Sandy Spring Bancorp, Inc.	75,910	3,478,196
Seacoast Banking Corp. of Florida	253,499	8,570,801
Simmons First National Corp., Class A	136,488	4,034,585
Texas Capital Bancshares, Inc.(a)	76,050	4,564,521
Umpqua Holdings Corp.	337,475	6,833,869
United Community Banks, Inc.	158,521	5,202,659
Veritex Holdings, Inc.	118,395	4,660,027
WesBanco, Inc.	85,032	2,897,891
Total		112,414,735
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.6%
PJT Partners, Inc.	59,406	4,699,609
Consumer Finance 0.7%
PRA Group, Inc.(a)	114,213	4,812,936
Diversified Financial Services 0.5%
Compass Diversified Holdings	136,960	3,858,163
Insurance 1.1%
Argo Group International Holdings Ltd.	85,032	4,440,371
eHealth, Inc.(a)	84,745	3,432,172
Total		7,872,543
Thrifts & Mortgage Finance 0.6%
MGIC Investment Corp.	268,010	4,009,430
Total Financials		137,667,416
Health Care 7.9%
Biotechnology 0.7%
Alkermes PLC(a)	58,309	1,798,250
Alkermes, Inc.(a)	3,422	105,534
Arena Pharmaceuticals, Inc.(a)	58,863	3,505,292
Total		5,409,076
Health Care Equipment & Supplies 4.2%
Angiodynamics, Inc.(a)	66,893	1,735,204
Chembio Diagnostics, Inc.(a)	52,625	131,563
ICU Medical, Inc.(a)	24,233	5,655,498
Lantheus Holdings, Inc.(a)	244,449	6,277,450
NuVasive, Inc.(a)	48,750	2,917,688
Orthofix Medical, Inc.(a)	349,234	13,312,800
SurModics, Inc.(a)	10,904	606,262
Total		30,636,465
Health Care Providers & Services 2.6%
Ensign Group, Inc. (The)	41,785	3,129,279
Hanger, Inc.(a)	124,485	2,733,690
Magellan Health, Inc.(a)	19,393	1,833,608
Mednax, Inc.(a)	104,175	2,961,695
ModivCare, Inc.(a)	25,074	4,553,940
Owens & Minor, Inc.	105,630	3,305,163
Total		18,517,375

2	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.2%
Evolent Health, Inc., Class A(a)	46,235	1,433,285
Pharmaceuticals 0.2%
ANI Pharmaceuticals, Inc.(a)	34,820	1,142,792
Total Health Care		57,138,993
Industrials 20.6%
Aerospace & Defense 0.8%
AAR Corp.(a)	91,126	2,955,216
Kaman Corp.	83,649	2,983,760
Total		5,938,976
Air Freight & Logistics 0.5%
HUB Group, Inc., Class A(a)	56,160	3,861,000
Airlines 0.0%
American Airlines Group, Inc.(a)	8,011	164,386
Building Products 1.0%
Apogee Enterprises, Inc.	109,565	4,137,174
Quanex Building Products Corp.	147,336	3,154,464
Total		7,291,638
Commercial Services & Supplies 3.5%
ABM Industries, Inc.	70,340	3,166,003
Deluxe Corp.	102,773	3,688,523
Harsco Corp.(a)	178,984	3,033,779
Herman Miller, Inc.	94,020	3,540,793
KAR Auction Services, Inc.(a)	252,804	4,143,458
SP Plus Corp.(a)	258,930	7,941,383
Total		25,513,939
Construction & Engineering 2.0%
Dycom Industries, Inc.(a)	43,987	3,133,634
Granite Construction, Inc.	92,625	3,663,319
Great Lakes Dredge & Dock Corp.(a)	282,102	4,256,919
Sterling Construction Co., Inc.(a)	140,303	3,180,669
Total		14,234,541
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 4.3%
AZZ, Inc.	103,171	5,488,697
EnerSys	50,044	3,725,275
GrafTech International Ltd.	323,142	3,334,826
Regal Beloit Corp.	124,667	18,742,437
Total		31,291,235
Machinery 4.7%
Albany International Corp., Class A	51,633	3,969,028
Astec Industries, Inc.	102,383	5,509,229
CIRCOR International, Inc.(a)	144,611	4,773,609
Columbus McKinnon Corp.	54,848	2,651,901
Hillenbrand, Inc.	90,189	3,846,561
REV Group, Inc.	372,492	6,391,963
SPX Corp.(a)	130,631	6,982,227
Total		34,124,518
Marine 0.6%
Matson, Inc.	56,116	4,529,122
Professional Services 1.9%
CBIZ, Inc.(a)	115,429	3,732,974
Huron Consulting Group, Inc.(a)	34,199	1,778,348
ICF International, Inc.	42,440	3,789,468
KBR, Inc.	102,956	4,056,466
Total		13,357,256
Road & Rail 0.9%
Marten Transport Ltd.	180,522	2,832,390
Werner Enterprises, Inc.	82,875	3,668,877
Total		6,501,267
Trading Companies & Distributors 0.4%
Beacon Roofing Supply, Inc.(a)	60,225	2,876,346
Total Industrials		149,684,224
Information Technology 13.7%
Communications Equipment 1.6%
AudioCodes Ltd.	73,936	2,405,877
NETGEAR, Inc.(a)	113,009	3,606,117
Netscout Systems, Inc.(a)	136,345	3,674,498
Sierra Wireless, Inc.(a)	140,525	2,178,138
Total		11,864,630

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.1%
Belden, Inc.	203,157	11,835,927
Benchmark Electronics, Inc.	98,195	2,622,788
FARO Technologies, Inc.(a)	111,664	7,348,608
Knowles Corp.(a)	183,860	3,445,536
Methode Electronics, Inc.	102,375	4,304,869
Total		29,557,728
IT Services 1.9%
Conduent, Inc.(a)	1,073,096	7,071,703
CSG Systems International, Inc.	147,148	7,092,533
Total		14,164,236
Semiconductors & Semiconductor Equipment 1.2%
Kulicke & Soffa Industries, Inc.	70,778	4,124,942
Tower Semiconductor Ltd.(a)	159,920	4,781,608
Total		8,906,550
Software 4.9%
Cognyte Software Ltd.(a)	88,445	1,817,545
NCR Corp.(a)	358,051	13,878,057
Progress Software Corp.	324,926	15,983,110
Verint Systems, Inc.(a)	85,660	3,836,711
Total		35,515,423
Total Information Technology		100,008,567
Materials 6.8%
Chemicals 1.5%
Element Solutions, Inc.	143,536	3,111,860
Minerals Technologies, Inc.	50,847	3,551,155
Orion Engineered Carbons SA(a)	233,067	4,248,811
Total		10,911,826
Construction Materials 0.4%
Summit Materials, Inc., Class A(a)	84,817	2,711,600
Containers & Packaging 1.5%
Greif, Inc., Class A	70,660	4,564,636
Myers Industries, Inc.	144,810	2,833,932
Silgan Holdings, Inc.	97,220	3,729,359
Total		11,127,927
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.6%
Coeur Mining, Inc.(a)	72,772	449,003
Compass Minerals International, Inc.	157,445	10,139,458
Kaiser Aluminum Corp.	24,041	2,619,507
Materion Corp.	53,835	3,695,235
Pretium Resources, Inc.(a)	119,231	1,149,387
Schnitzer Steel Industries, Inc., Class A	22,369	979,986
Total		19,032,576
Paper & Forest Products 0.8%
Glatfelter Corp.	391,964	5,526,692
Total Materials		49,310,621
Real Estate 6.7%
Equity Real Estate Investment Trusts (REITS) 6.7%
Brandywine Realty Trust	213,310	2,862,620
CatchMark Timber Trust, Inc., Class A	245,144	2,909,859
Cousins Properties, Inc.	35,992	1,342,141
Empire State Realty Trust, Inc., Class A	465,852	4,672,496
Equity Commonwealth	490,537	12,744,151
Four Corners Property Trust, Inc.	112,125	3,011,678
Kite Realty Group Trust	238,179	4,849,324
Pebblebrook Hotel Trust	95,793	2,146,721
Physicians Realty Trust	308,376	5,433,585
Retail Opportunity Investments Corp.	89,423	1,557,749
Sunstone Hotel Investors, Inc.(a)	258,304	3,084,150
UMH Properties, Inc.	177,590	4,066,811
Total		48,681,285
Total Real Estate		48,681,285
Utilities 2.5%
Electric Utilities 1.0%
Allete, Inc.	50,689	3,017,009
PNM Resources, Inc.	90,552	4,480,513
Total		7,497,522
Gas Utilities 0.8%
New Jersey Resources Corp.	84,028	2,925,014
Spire, Inc.	43,805	2,679,990
Total		5,605,004
Multi-Utilities 0.5%
NorthWestern Corp.	59,682	3,419,779

4	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.2%
California Water Service Group	24,831	1,463,291
Total Utilities		17,985,596
Total Common Stocks (Cost $674,183,466)		709,952,647

Rights —%

Health Care —%
Biotechnology —%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	—
Total Health Care		—
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(e),(f)	18,971,756	18,969,859
Total Money Market Funds (Cost $18,969,859)		18,969,859
Total Investments in Securities (Cost: $693,153,325)		728,922,506
Other Assets & Liabilities, Net		(1,019,681)
Net Assets		727,902,825

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2021, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2020	4,550	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	25,872,839	327,934,064	(334,837,044)	—	18,969,859	—	13,336	18,971,756
Abbreviation Legend
CVR	Contingent Value Rights
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2021 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2021

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